Further Detail of Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
A. Research and development expenses, net
Payroll		$ 4,834	$ 4,890	$ 7,419
Materials		1,001	1,065	1,844
Subcontractors		82	70	151
Patent registration		144	70	57
Depreciation		1,534	880	442
Rental fees and maintenance		197	908	824
Other		339	782	244
Research and development expenses, gross		8,131	8,665	10,981
Less - government grants		(49)	(42)	(162)
Research and development expenses, net		8,082	8,623	10,819
B. Sales and marketing expenses
Payroll		2,873	2,226	1,497
Marketing, advertising and commissions		1,808	1,381	383
Rental fees and maintenance		114	64	59
Travel abroad		317	201	234
Depreciation		212	186	10
Other		145	201
Sales and marketing expenses		5,469	4,259	2,183
C. General and administrative expenses
Payroll		1,000	996	762
Fees		22	32	68
Professional services		1,358	1,114	1,460
Directors pay		214	306	493
Office expenses		359	311	282
Travel abroad		37	45	86
Depreciation		78
Rental fees and maintenance		43	91	84
Other		159	107	128
General and administrative expenses		3,270	3,002	3,363
D. Finance income
Revaluation of liability in respect of government grants		58		102
Revaluation of financial liabilities at fair value through profit or loss	[1]	8,707
Bank interest and fees			54
Finance income		8,765	54	102
Finance expense
Exchange rate differences		151	127	889
Bank fees		14		28
Finance expense in respect of lease liability	[2]	425
Fundraising expenses		1,693
Revaluation of liability in respect of government grants			265
Finance expense		$ 2,283	$ 392	$ 917

[1]	See Note 11.B regarding financing transactions resulted in issuance of financial instruments.
[2]	See Note 2.C regarding initial application of IFRS 16.